Concessions and Authorizations (Details 1) - Concession agreement or authorization [member] - Copel geracaoe transmissao SA [member]	12 Months Ended
	Dec. 31, 2022
Generation Concession H P P Gov Jayme Canet Junior Maua [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	51.00%
Maturity date	05.27.2047
Generation Concession H P P Colider [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	01.30.2046
Copel geracaoe transmissao SA [member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	12.06.2050
Generation Concession H P P Baixo Iguacu [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	30.00%
Maturity date	12.03.2049
H P P Apucaraninha [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	01.27.2027
H P P Chamine [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	08.02.2028
H P P Derivacaodo Rio Jordao [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	06.21.2032
H P P Cavernoso [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	06.23.2033
T P P Figueira [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	03.27.2019
H P P Sao Jorge [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	07.24.2026
H P P Gov Ney Aminthasde Barros Braga Segredo [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	09.25.2032
H P P Gov Jose Richa Salto Caxias [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	03.20.2033
Generation Concession 0012020 U H E Guaricana [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	07.21.2028
Authorization W P P Palmas [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	09.29.2029
H G P Salto Do Vau Only Register With A N E E L [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Generation Concession 0032016 H P P Gov Pedro Viriato Parigot De Souza G P S [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	01.03.2053
H P P Marumbi Power Generating Plant Registration C G H P H P R 001501602 [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Authorization Aneel 53732015 H G P Chopim I Only Register With A N E E L [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
U E G Araucaria [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	60.90%
Maturity date	12.23.2029
Nova Asa Branca I
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	04.25.2046
Nova Asa Branca II
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	05.31.2046
Nova Asa Branca III
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	05.31.2046
Nova Eurus IV
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	04.27.2046
Santa Maria [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	05.08.2047
Santa Helena [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	04.09.2047
Ventos de Santo Uriel
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	04.09.2047
G E Boa Vista [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	04.28.2046
G E Farol [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	04.20.2046
G E Olho D Agua [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	06.01.2046
G E Sao Bentodo Norte [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	05.19.2046
Esperancado Nordeste [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	05.11.2050
Paraisodos Ventosdo Nordeste [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	05.11.2050
Usinade Energia Eolica Jangada [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	01.05.2042
Maria Helena [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	01.05.2042
Usinade Energia Eolica Potiguar [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	05.11.2050
Usinade Energia Eolica Guajiru [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	01.05.2042
Usinade Energia Eolica Cutia [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	01.05.2042
Sao Bentodo Norte I [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	08.04.2050
Sao Bentodo Norte I I [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	08.04.2050
Sao Bentodo Norte I I I [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	08.04.2050
Sao Miguel I [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	08.04.2050
Sao Migue Il [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	08.04.2050
Sao Migue I Il [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	08.04.2050
Sao Miguel I I I [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	35.77%
Maturity date	08.15.2032
S H P Bela Vista [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	01.02.2041
F D A Geracao De Energia Eletrica [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	12.21.2024
Jandaira I Energias Renovaveis [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	04.02.2055
Jandaira I I Energias Renovaveis [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	04.02.2055
Jandaira I I I Energias Renovaveis [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	04.02.2055
Jandaira I V Energias Renovaveis [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	04.02.2055
Eol potiguar B141SPESA [member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	01.11.2054
Eol Potiguar B 142 S P E S A [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	01.14.2054
Eol Potiguar B 143 S P E S A [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	01.14.2054
Eol potiguar B61SPESA [member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	12.06.2054
Ventos De Vila Paraiba I V Spe Sa [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	01.14.2054
Contract 0602001 Transmission Facilities Sundry Transmission Lines And Substations Extended By The 3rdaddendum [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	01.01.2043
Next tariff review	2023
Contract Transmission Line Bateias Jaguariaiva [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%	[1]
Maturity date	08.17.2031	[1]
Contract Transmission Line Bateias Pilarzinho [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	03.17.2038
Next tariff review	2023
Contract Transmission Line Foz Do Iguacu Cascavel Oeste [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	11.19.2039
Next tariff review	2025
Contract Transmission Line Araraquara Ii Taubate [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	10.06.2040
Next tariff review	2026
Contract Substation Cerquilho Iii [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	10.06.2040
Next tariff review	2026
Contract Transmission Line Foz Do Chopim Salto Osorio C 2 Transmission Line Kv Londrina Figueira [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	08.27.2042
Next tariff review	2023
Contract Transmission Line Assis Paraguacu Paulista Ii Substation Kv Paraguacu Paulista Ii [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	02.25.2043
Next tariff review	2023
Contract Transmission Line Bateias Curitiba Norte Substation Kv Curitiba Norte [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	01.29.2044
Next tariff review	2024
Contract Transmission Line Foz Do Chopim Realeza Substation Realeza Kv Patio Novo Kv [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	09.05.2044
Next tariff review	2025
Contract Transmission Line Assis Londrina [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	09.05.2044
Next tariff review	2025
Contract Transmission Line Kv Curitiba Leste Blumenau C [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	04.07.2046
Next tariff review	2026
Costa Oeste Transmissora [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	01.12.2042
Next tariff review	2027
Caiua Transmissora [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	49.00%
Maturity date	05.10.2042
Next tariff review	2027
Marumbi Transmissora [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%
Maturity date	05.10.2042
Next tariff review	2027
Integracao Maranhense [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	49.00%
Maturity date	05.10.2042
Next tariff review	2027
Matrincha Transmissora [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	49.00%
Maturity date	05.10.2042
Next tariff review	2027
Guaraciaba Transmissora [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	49.00%
Maturity date	05.10.2042
Next tariff review	2027
Paranaiba Transmissora [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	24.50%
Maturity date	05.02.2043
Next tariff review	2023
Mata De Santa Genebra [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	50.10%
Maturity date	05.14.2044
Next tariff review	2024
Cantareira Transmissora [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	49.00%
Maturity date	09.05.2044
Next tariff review	2025
Uirapuru Transmissora [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	100.00%	[1]
Maturity date	03.04.2035	[1]

[1]	Do not undergo tariff review and RAP reduces to 50% in the 16th year.